Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 01, 2025	Sep. 24, 2024	Jan. 31, 2025		Jul. 31, 2024		Jul. 31, 2023	[2]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Accrued litigation fees current liabilities							$ 750,000
Accrued litigation fees noncurrent liabilities							250,000
Compensation payable					$ 250,000	[1]	250,000	[1],[2]
Accrued litigation fees					500,000	[1]	750,000	[1],[2]
Noncurrent liabilities					$ 250,000		$ 250,000
Boustead Securities, LLC (“Boustead”) [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Compensation payable				$ 1,000,000
Loans Payable [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Settlement agreement amount				1,000,000
First Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Instalments amount				250,000
First Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Compensation payable				$ 250,000
Forecast [Member] | Second Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Instalments amount		$ 500,000	$ 500,000
Forecast [Member] | Final Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Instalments amount	$ 250,000
Forecast [Member] | Second Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Compensation payable			$ 500,000
Forecast [Member] | Final Instalment [Member]
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Line Items]
Compensation payable	$ 250,000

[1]	On September 24, 2024, the Company and Boustead Securities, LLC (“Boustead”) entered into a settlement agreement, pursuant to which the Company would compensate Boustead in the amount of $1,000,000. The compensation is payable in three instalments, with first instalment of $250,000 payable with execution of settlement agreement, the second instalment of $500,000 payable before March 1, 2025, and the final instalment of $250,000 payable before December 31, 2025. In September 2024, the Company paid the first instalment. Accordingly, the Company recorded accrued litigation fees of $500,000 and $750,000 as current liabilities as of January 31, 2025 and July 31, 2024, respectively. The remaining $250,000 was recorded as noncurrent liabilities as of January 31, 2025 and July 31, 2024.
[2]	On September 24, 2024, the Company and Boustead Securities, LLC (“Boustead”) entered into a settlement agreement, pursuant to which the Company would compensate Boustead in the amount of $1,000,000 (Note 14). The compensation is payable in three instalments, with first instalment of $250,000 payable with execution of settlement agreement, the second instalment of $500,000 payable before March 1, 2025, and the final instalment of $250,000 payable before December 31, 2025. Accordingly, the Company recorded accrued litigation fees of $750,000 as current liabilities, and the remaining $250,000 as noncurrent liabilities.